Financial Instruments - Level 3 Assets Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	$ 24,312.5
Total gains or losses in the period recognized in the income statement:
Assets at end of period	34,675.1	$ 24,312.5
Level 3
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	5.8	0.8
Purchases	7.0	5.3
Settlements	(0.3)	(0.8)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	0.2	0.4
Transfers out of Level 3	(0.4)	(0.1)
Transfers into Level 3	0.0	0.2
Assets at end of period	$ 12.3	$ 5.8